Income tax (Tables)	12 Months Ended
Dec. 31, 2025
Income tax
Schedule of composition of income tax (benefits)/expense

	For the Year
	Ended
	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current income tax expense/(benefit)
Chinese mainland	—	—	86
Non-Chinese mainland	243	402	(50)
Total current income tax expense	243	402	36

Deferred income tax benefit

Chinese mainland	(232)	(144)	—
Non-Chinese mainland	(39)	(40)	(40)
Total deferred income tax benefit	(271)	(184)	(40)
Total income tax (benefit)/expense	(28)	218	(4)

Schedule of reconciliation of the differences between statutory income tax rate and effective income tax rate

	For the Year
	Ended
	December 31,
	2023	2024
Statutory EIT rate	25.00%	25.00%
Tax effect of preferential tax treatment	(26.63)%	(8.52)%
Tax effect of permanent differences	49.97%	(26.28)%
Changes in valuation allowance	(48.24)%	10.01%
Effective income tax rate	0.10%	0.21%

	Year ended December 31, 2025
	Amount	Percentage
Income before income tax	32,022	100.00%
Income tax expense at PRC statutory income tax rate	8,005	25.00%
Foreign tax effects
Cayman
Statutory tax rate difference between Cayman and Chinese mainland	7,676	23.97%
BVI
Statutory tax rate difference between BVI and Chinese mainland	2,819	8.80%
Other	(40)	(0.12)%
Hong Kong
Statutory tax rate difference between Hong Kong and Chinese mainland	902	2.82%
Changes in valuation allowance	1,407	4.39%
Other	107	0.34%
Other foreign jurisdictions	(388)	(1.21)%
Domestic tax effects
Preferential tax treatments	(18,615)	(58.14)%
Permanent differences	—	—
Expired NOL and true-up on NOL	4,368	13.64%
R&D expense additional deduction and others	(3,670)	(11.46)%
Changes in valuation allowance	(2,575)	(8.04)%
Effective income tax rate	(4)	(0.01)%

Schedule of improvements to income tax disclosures

For the Year
Ended December 31,
2025
RMB
Chinese mainland	—
Non-Chinese mainland	402
Total	402

Schedule of effect of preferential tax

	For the Year
	Ended
	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Tax effect of preferential tax treatment	(7,210)	9,043	7,396
Basic net (loss)/income per share effect	(0.02)	0.02	0.02
Diluted net (loss)/income per share effect	(0.02)	0.02	0.02

Schedule of deferred tax assets and liabilities

	As of December 31,
	2024	2025
	RMB	RMB
Deferred tax assets
Net operating loss carry-forwards	261,199	252,101
Allowances of credit losses	7,789	7,873
Others	1,475	8,958
Total deferred tax assets	270,463	268,932
Valuation allowance	(270,463)	(268,932)
Total deferred tax assets, net	—	—

	As of December 31,
	2024	2025
	RMB	RMB
Deferred tax liabilities
Intangible assets acquired from business combinations	141	80
Total deferred tax liabilities	141	80

Schedule of movement of valuation allowance

	For the Year Ended
	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of the year	252,481	260,535	270,463
Additions	30,101	36,234	27,159
Reversals	(22,047)	(26,306)	(28,690)
Balance at end of the year	260,535	270,463	268,932